Net Realised Gains on Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Net Realised Gains on Financial Assets

	For the year ended 31 December
	2019 RMB million	2018 RMB million	2017 RMB million
Debt securities
Realised gains (i)	3,714	399	(9)
Impairment (ii)	(3,749)	(42)	(114)

Subtotal	(35)	357	(123)

Equity securities
Realised gains (i)	4,504	(11,785)	2,808
Impairment (ii)	(2,638)	(8,163)	(2,643)

Subtotal	1,866	(19,948)	165

Total	1,831	(19,591)	42

(i)	Realised gains were generated mainly from available-for-sale securities.